Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2026
Non-current Liabilities [member]
Statements [Line Items]
Non Current Liabilities - Employee Benefits	NOTE 21. NON-CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2026	June 30, 2025
	A$	A$
Long service leave	282,107	230,441
Provision for retirement payment	44,746	35,450

	326,853	265,891